Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of changes in the allowance for credit losses
	December 31,
	2022	2021

Balance at the beginning of the year	$1,337	$1,558
Current period provision	428	68
Write offs	(635)	-
Recoveries collected	-	(289)

Balance at year end	$1,130	$1,337

Schedule of property plant and equipment useful life
%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Buildings	2.5
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of weighted average annual rates for other intangible assets
%

Technology	13 - 33
Customer relationships	7 – 17
Patents	10

Schedule of fair value of each option granted
	Year ended December 31,
	2022	2021	2020

Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	35.5%-36.4%	36.3%-36.9%	31.0%-35.2%
Risk-free interest rate	3.0%-4.3%	0.5%-1.3%	0.4%-1.8%

Schedule of assets measured at fair value
	December 31,
	2022	2021
	Fair value measurement using input Level 2
Other receivables and prepaid expenses:

Derivative instruments	$109	$188